Fair value reserve	12 Months Ended
Mar. 31, 2026
Fair Value Reserve
Fair value reserve
16.	Fair value reserve
The fair value reserve is used to record the unrealised gains or losses arising from the changes in fair value of quoted equity investments not held for trading purposes.